Long Term Investments - Schedule of Long Term Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	Apr. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Apr. 30, 2014	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 325,991	$ 117,113
Held-to-maturity investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	247,480	97,449			$ 64,537	$ 80,671	$ 96,805
Dajie.com Ltd [Member] | Cost method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,000	2,000
Alo7.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in self-developed technologies					$ 10,000	$ 300		$ 2,576
Unrealized holding gains (loss)	13,428	631
Alo7.com Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	27,935	4,207
Talent Boom Group Ltd [Member] | Cost method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		2
Dongfangheli [Member] | Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	3,967
Beijing Zhishang Education & Technology Co., Ltd. [Member] | Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2,313
Other Joint Ventures [Member] | Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	3,124
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Investment in self-developed technologies								$ 13,500
Unrealized holding gains (loss)	3,495	45
Tarena [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	16,950	$ 13,455
Juesheng.com [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	7,440
ROBOROBO [Member]
Schedule of Equity Method Investments [Line Items]
Investment in self-developed technologies				$ 4,356
ROBOROBO [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	4,356
Kouyu 100 [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	3,472
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	3,398
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 3,556